RETIREMENT BENEFIT PLANS - Summary of Principal Actuarial Assumptions Used for Defined Benefit Schemes (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 01, 2015
Disclosure of net defined benefit liability (asset) [abstract]
Discount rate for scheme liabilities	5.60%	5.50%	4.60%
General price inflation	2.90%	3.10%	3.00%
General salary increase	1.00%	1.00%	1.00%
Expected rate of pension increase	2.80%	3.00%	3.00%	1.00%
Longevity at 60 for current pensioners, on the valuation date:
Males	27 years 2 months 12 days	26 years 10 months 24 days	27 years
Females	29 years 1 month 6 days	29 years 9 months 18 days	29 years 9 months 18 days
Longevity at 60 for future pensioners currently aged 40, on the valuation date:
Males	28 years 8 months 12 days	28 years 6 months	28 years 7 months 6 days
Females	30 years 7 months 6 days	31 years 3 months 18 days	31 years 3 months 18 days